TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2024	2023	2022
Current income tax expense
Cayman Island	$-	$-	$-
Malaysia	49,391	1,276,701	1,407,449
Subtotal	49,391	1,276,701	1,407,449

Deferred income tax expense (benefit)
Cayman Island	-	-	-
Malaysia	(594,209)	857,381	-
Total income tax expense (benefit)	$(544,818)	$2,134,082	$1,407,449

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation of the differences between the income tax provision computed based on the Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the fiscal years ended September 30, 2024, 2023, and 2022, respectively, were as follows:

	For the fiscal years ended September 30,
	2024	2023	2022
Income (loss) tax provision computed based on Malaysia unified income tax statutory rate	$(27,293,476)	$1,761,266	$1,410,066
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	26,904,116	(1,460)	-
Permanent difference	(301,524)	374,276	401,286
Change in valuation allowance	146,066	-	(403,903)
Actual income tax expense (benefit)	$(544,818)	$2,134,082	$1,407,449

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of September 30, 2024	As of September 30, 2023

Deferred tax assets derived from net operating loss carry forwards	$164,366	$229,233
Less: valuation allowance	(164,366)	(35,174)
Deferred tax assets	$-	$194,059

SCHEDULE OF VALUATION ALLOWANCE

Movement of valuation allowance:

	As of September 30, 2024	As of September 30, 2023

Balance as of beginning of the period	$35,174	$35,174
Current period change	110,176	-
Effect of foreign currency translation	19,016	-
Balance as of end of the period	$164,366	$35,174

SCHEDULE OF DEFERRED TAX LIABILITY

The Company’s deferred tax liabilities was comprised of the following:

	As of September 30, 2024	As of September 30, 2023

Difference between tax and book basis of depreciation and amortization expense	$954,078	$966,978
Intangible assets acquired through the acquisition of One Eighty Ltd.	4,935,000	5,640,000
Less: deferred tax assets	-	(194,059)
Deferred tax liabilities, net	$5,889,078	$6,412,919

SCHEDULE OF TAXES PAYABLE

As of September 30, 2024 and 2023, taxes payable consisted of the following:

	As of September 30, 2024	As of September 30, 2023
Income tax payable	$140,753	$326,389
Service tax payable	633,881	495,156
Less: tax prepaid	-	(482,195)
Total	$774,634	$339,350

Prepaid income tax	$1,169,394	$-